FINANCIAL RISK MANAGEMENT - Disclosure Of Net Foreign Exchange Exposure (Detail) - BRL (R$)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives		R$ 6,882,499,000	R$ 4,680,478,000
Trade accounts receivable in foreign currency in Brazil		307,433,000	236,782,000
Borrowings and financing in foreign currency in Brazil	[1]	(5,897,015,000)	(4,246,692,000)
Trade accounts payable in foreign currencies in Brazil		(37,390,000)	R$ (14,459,000)
Scenario - Real (5.5805 Parity - R$ vs US$) | USD
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives		6,882,499,000
Trade accounts receivable in foreign currency in Brazil		307,433,000
Borrowings and financing in foreign currency in Brazil		(5,897,015,000)
Trade accounts payable in foreign currencies in Brazil		(37,390,000)
Impact on net income and shareholders’ equity		R$ 1,255,527,000
Scenario - Real (5.5805 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Closing foreign exchange rate		5.5805
Scenario - Probable (5.7021 Parity - R$ vs US$) | USD
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives		R$ 7,032,419,000
Trade accounts receivable in foreign currency in Brazil		314,130,000
Borrowings and financing in foreign currency in Brazil		(6,025,469,000)
Trade accounts payable in foreign currencies in Brazil		(38,204,000)
Impact on net income and shareholders’ equity		R$ 27,349,000
Scenario - Probable (5.7021 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Closing foreign exchange rate		5.7021
Scenario I - Depreciation 25% (4.2765 Parity - R$ vs US$) | USD
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives		R$ 5,274,315,000
Trade accounts receivable in foreign currency in Brazil		235,597,000
Borrowings and financing in foreign currency in Brazil		(4,519,102,000)
Trade accounts payable in foreign currencies in Brazil		(28,653,000)
Impact on net income and shareholders’ equity		R$ (293,370,000)
Scenario I - Depreciation 25% (4.2765 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Closing foreign exchange rate		4.2765
Foreign exchange rate, percentage of decrease		25.00%
Scenario II - Depreciation 50% (2.8510 Parity - R$ vs US$) | USD
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Fair value of “financial” derivatives		R$ 3,516,210,000
Trade accounts receivable in foreign currency in Brazil		157,065,000
Borrowings and financing in foreign currency in Brazil		(3,012,734,000)
Trade accounts payable in foreign currencies in Brazil		(19,102,000)
Impact on net income and shareholders’ equity		R$ (614,089,000)
Scenario II - Depreciation 50% (2.8510 Parity - R$ vs US$) | Brazilian real per US dollar
Disclosure Of Net Foreign Exchange Exposure [Line Items]
Closing foreign exchange rate		2.851
Foreign exchange rate, percentage of decrease		50.00%

[1]	Excluding transaction costs.